Loans (Summary of Accretable Yield) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2010
Investments In Loans [Line Items]
Balance at the beginning of period	$ 40,873	$ 42,493	$ 0
Accretion into interest income	(1,562)	(3,182)
Balance at end of period	$ 39,311	$ 39,311	$ 0